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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106


                      Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


           Pioneer Mid-Cap Value Fund
           Schedule of Investments  7/31/05 (unaudited)

Shares                                                        Value
           COMMON STOCKS - 98.6 %
           Energy - 6.7 %
           Integrated Oil & Gas - 1.4 %
450,000    Occidental Petroleum Corp.                     $ 37,026,000
           Oil & Gas Drilling - 1.6 %
360,500    ENSCO International, Inc.                      $ 14,556,990
212,600    Nabors Industries, Inc. *                        13,914,670
238,800    Transocean Offshore, Inc. *                      13,475,485
                                                          $ 41,947,145
           Oil & Gas Equipment & Services - 0.5 %
219,800    Weatherford Intl, Inc. *                       $ 13,908,944
           Oil & Gas Exploration & Production - 2.1 %
525,000    Devon Energy Corp.                             $ 29,447,250
625,000    Pioneer Natural Resources Co.                    27,081,250
                                                          $ 56,528,500
           Oil & Gas Refining & Marketing - 1.1 %
500,000    Ashland, Inc.                                  $ 30,725,000
           Total Energy                                   $180,135,589
           Materials - 7.8 %
           Aluminum - 0.7 %
622,300    Novelis, Inc.                                  $ 17,287,494
           Diversified Chemical - 1.6 %
675,000    PPG Industries, Inc.                           $ 43,895,250
           Diversified Metals & Mining - 1.1 %
525,000    Freeport-McMoRan Copper & Gold, Inc. (Class B) $ 21,147,000
75,000     Phelps Dodge Corp.                                7,983,750
                                                          $ 29,130,750
           Industrial Gases - 1.6 %
737,400    Air Products & Chemicals, Inc.                 $ 44,067,025
           Metal & Glass Containers - 1.6 %
1,150,000  Ball Corp.                                     $ 43,642,500
           Paper Products - 1.2 %
1,125,000  Meadwestvaco Corp.                             $ 32,872,500
           Total Materials                                $210,895,519
           Capital Goods - 4.4 %
           Building Products - 1.1 %
700,000    American Standard Co., Inc.                    $ 30,996,000
           Industrial Machinery - 2.0 %
800,000    Flowserve Corp. *                              $ 27,088,000
245,300    ITT Industries, Inc.                             26,099,920
                                                          $ 53,187,920
           Trading Companies & Distributors - 1.3 %
550,000    W.W. Grainger, Inc.                            $ 34,276,000
           Total Capital Goods                            $118,459,920
           Commercial Services & Supplies - 4.3 %
           Commercial Printing - 1.7 %
1,225,000  R.R. Donnelly & Sons Co.                       $ 44,161,250
           Diversified Commercial Services - 0.9 %
375,000    The Dun & Bradstreet Corp. *                   $ 23,748,751
           Environmental & Facilities Services - 1.7 %
1,288,000  Republic Services, Inc.                        $ 46,690,000
           Total Commercial Services & Supplies           $114,600,001
           Transportation - 1.3 %
           Airlines - 0.5 %
950,000    Southwest Airlines Co.                         $ 13,480,500
           Railroads - 0.8 %
325,000    Canadian National Railway Co.                  $ 21,596,250
           Total Transportation                           $ 35,076,750
           Consumer Durables & Apparel - 5.1 %
           Apparel, Accessories & Luxury Goods - 1.0 %
618,500    Liz Claiborne, Inc.                            $ 25,735,785
           Household Appliances - 1.2 %
400,000    Whirlpool Corp. (b)                            $ 31,992,000
           Leisure Products - 1.6 %
2,300,000  Mattel, Inc.                                   $ 42,895,001
           Photographic Products - 1.3 %
1,350,000  Eastman Kodak Co. (b)                          $ 36,099,000
           Total Consumer Durables & Apparel              $136,721,786
           Consumer Services - 1.1 %
           Restaurants - 0.9 %
950,000    Ruby Tuesday, Inc. (b)                         $ 23,769,000
           Specialized Consumer Services - 0.2 %
108,580    H & R Block, Inc.                              $  6,184,717
           Total Consumer Services                        $ 29,953,717
           Media - 4.6 %
           Advertising - 1.3 %
2,900,000  The Interpublic Group of Co., Inc. *           $ 36,250,000
           Broadcasting & Cable Television - 1.3 %
1,075,000  Entercom Communications Corp. *                $ 34,099,001
           Movies & Entertainment - 0.8 %
1,100,000  Regal Entertainment Group (b)                  $ 21,241,000
           Publishing - 1.2 %
900,000    Tribune Co.                                    $ 32,850,000
           Total Media                                    $124,440,001
           Retailing - 7.5 %
           Department Stores - 1.7 %
620,000    Federated Department Stores, Inc. (b)          $ 47,039,400
           Internet Retail - 1.8 %
1,775,000  InterActive Corp. * (b)                        $ 47,392,500
           Specialty Stores - 4.0 %
3,000,000  Blockbuster, Inc. (b)                          $ 26,010,000
2,175,000  Foot Locker, Inc.                                54,375,000
800,000    Tiffany & Co.                                    27,224,000
                                                          $107,609,000
           Total Retailing                                $202,040,900
           Food & Drug Retailing - 5.2 %
           Drug Retail - 1.4 %
1,200,000  CVS Corp.                                      $ 37,236,000
           Food Retail - 2.0 %
2,150,000  Safeway, Inc.                                  $ 52,245,001
           Hypermarkets & Supercenters - 1.8 %
1,550,000  BJ'S Wholesale Club, Inc. * (b)                $ 49,429,500
           Total Food & Drug Retailing                    $138,910,501
           Food, Beverage & Tobacco - 1.9 %
           Brewers - 0.9 %
375,000    Molson Coors Brewing Co. (Class B) *           $ 23,512,500
           Packaged Foods & Meats - 0.9 %
700,000    Dean Foods Co. *                               $ 24,990,000
           Soft Drinks - 0.1 %
125,300    Cott Corp. *                                   $  2,906,960
           Total Food, Beverage & Tobacco                 $ 51,409,460
           Health Care Equipment & Services - 6.7 %
           Health Care Distributors - 0.6 %
375,000    McKesson Corp.                                 $ 16,875,000
           Health Care Equipment - 1.5 %
1,400,000  Boston Scientific Corp. *                      $ 40,530,001
           Health Care Facilities - 2.5 %
3,334,300  Tenet Healthcare Corp. *                       $ 40,478,402
550,000    Triad Hospitals, Inc. *                          27,318,500
                                                          $ 67,796,902
           Health Care Services - 0.9 %
450,000    Laboratory Corp. of America Holdings *         $ 22,801,500
           Managed Health Care - 1.2 %
300,000    CIGNA Corp.                                    $ 32,025,000
           Total Health Care Equipment & Services         $180,028,403
           Pharmaceuticals & Biotechnology - 3.3 %
           Pharmaceuticals - 3.3 %
2,000,000  IVAX Corp. *                                   $ 50,960,000
300,000    Mylan Laboratories, Inc.                          5,208,000
550,000    Par Pharmaceutical Co., Inc. *                   12,881,000
1,250,000  Perrigo Co.                                      17,375,000
77,400     Shire Pharmaceuticals Group Plc (A.D.R.)          2,709,071
                                                          $ 89,133,071
           Total Pharmaceuticals & Biotechnology          $ 89,133,071
           Banks - 7.5 %
           Regional Banks - 4.4 %
335,000    City National Corp.                            $ 24,478,450
875,000    KeyCorp                                          29,960,000
575,000    Marshall & Ilsley Corp.                          26,404,000
525,000    North Fork Bancorporation, Inc.                  14,379,750
335,000    Zions Bancorporation                             23,945,800
                                                          $119,168,000
           Thrifts & Mortgage Finance - 3.1 %
1,400,000  Hudson City Bancorp, Inc. *                    $ 16,562,000
625,000    Sovereign Bancorp, Inc.                          14,993,751
1,250,000  The PMI Group, Inc.                              51,187,500
                                                          $ 82,743,251
           Total Banks                                    $201,911,251
           Diversified Financials - 6.6 %
           Asset Management & Custody Banks - 3.2 %
1,400,000  Federated Investors, Inc.                      $ 44,716,000
1,334,900  Mellon Bank Corp.                                40,661,054
                                                          $ 85,377,054
           Consumer Finance - 1.3 %
1,932,600  Providian Financial Corp. *                    $ 36,526,140
           Investment Banking & Brokerage - 2.1 %
700,000    A.G. Edwards, Inc.                             $ 31,010,000
225,000    Bear Stearns Co., Inc. *                         22,974,750
100,000    Investment Technology Group, Inc. *               2,562,000
                                                          $ 56,546,750
           Total Diversified Financials                   $178,449,944
           Insurance - 6.4 %
           Insurance Brokers - 1.0 %
825,000    Willis Group Holdings, Ltd.                    $ 27,357,000
           Life & Health Insurance - 1.3 %
1,850,000  UNUM Corp. (b)                                 $ 35,427,500
           Multi-Line Insurance - 0.8 %
600,000    Assurant, Inc.                                 $ 22,170,000
           Property & Casualty Insurance - 2.2 %
450,000    Safeco Corp.                                   $ 24,723,000
54,000     White Mountains Insurance Group, Ltd.            34,506,000
                                                          $ 59,229,000
           Reinsurance - 1.1 %
824,200    Platinum Underwriter Holdings, Ltd.            $ 28,575,014
           Total Insurance                                $172,758,514
           Software & Services - 3.2 %
           Data Processing & Outsourced Services - 1.5 %
2,500,000  The BISYS Group, Inc. *                        $ 39,325,000
           IT Consulting & Other Services - 0.5 %
2,100,000  Unisys Corp. *                                 $ 13,587,000
           Systems Software - 1.2 %
1,521,086  Symantec Corp. *                               $ 33,418,259
           Total Software & Services                      $ 86,330,259
           Technology, Hardware & Equipment - 4.5 %
           Communications Equipment - 1.6 %
600,000    Scientific-Atlanta, Inc.                       $ 23,100,000
2,169,700  Tellabs, Inc. *                                  21,089,484
                                                          $ 44,189,484
           Computer Storage & Peripherals - 1.6 %
750,000    Imation Corp.                                  $ 32,512,500
150,000    Lexmark International Group, Inc. *               9,432,820
                                                          $ 41,945,320
           Electronic Equipment & Instruments - 1.3 %
3,000,000  Symbol Technologies, Inc.                      $ 34,920,000
           Total Technology, Hardware & Equipment         $121,054,804
           Telecommunication Services - 2.3 %
           Integrated Telecommunication Services - 2.3 %
1,050,000  Century Telephone Enterprises, Inc.            $ 36,088,500
5,736,600  Cincinnati Bell, Inc. *                          26,044,164
                                                          $ 62,132,664
           Total Telecommunication Services               $ 62,132,664
           Utilities - 8.2 %
           Electric Utilities - 4.2 %
550,000    Edison International                           $ 22,484,000
350,000    Entergy Corp.                                    27,279,000
948,400    NSTAR                                            28,764,972
900,000    PG&E Corp.                                       33,867,000
                                                          $112,394,972
           Gas Utilities - 0.5 %
450,000    Atmos Energy Corp.                             $ 13,122,000
           Independent Power Producer & Energy Traders - 2.0 %
500,000    Constellation Energy Group                     $ 30,105,000
650,000    NRG Energy, Inc. *                               24,927,500
                                                          $ 55,032,500
           Multi-Utilities - 1.5 %
3,029,400  Reliant Energy *                               $ 40,169,844
           Total Utilities                                $220,719,316
           TOTAL COMMON STOCKS
           (Cost   $2,169,678,749)                        $2,655,162,370

           TEMPORARY CASH INVESTMENTS - 3.4 %
           Repurchase Agreement - 3.4 %
29,800,000 UBS Warburg, Inc., 3.2%, dated 7/31/05, repurchase price of
           $29,800,000 plus accrued interest on 8/1/05, collateralized by $30,580,000 U.S. Treasury Bill, 3.26%, 9/29/200$ 29,800,000

           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost   $29,800,000)                           $ 29,800,000

           TOTAL INVESTMENTS IN SECURITIES - 98.8%
           (Cost $2,199,478,749)(a)                       $2,684,962,370

           OTHER ASSETS AND LIABILITIES - 1.2%            $  9,018,398

           TOTAL NET ASSETS - 100.0%                      $2,693,980,768

*          Non-income producing security.

(a)        At July 31, 2005, the net unrealized gain on investments based on cos

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost      $527,092,405

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value       (43,751,026)

           Net unrealized gain                            $483,341,379

(b)        At July 31, 2005, the following securities were out on loan:

Shares                        Security                     Market Value
68,195     BJ'S Wholesale Club, Inc. *                    $ 2,174,739
2,683,473  Blockbuster, Inc.                               23,265,711
511,425    Eastman Kodak Co.                               13,675,505
133,273    Federated Department Stores, Inc.               10,111,423
1,686,250  InterActive Corp. *                             45,022,875
1,041,553  Regal Entertainment Group                       20,112,388
902,500    Ruby Tuesday, Inc.                              22,580,550
43,030     UNUM Corp.                                        824,025
89,740     Whirlpool Corp.                                  7,177,405
           Total                                          $144,944,621



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 29, 2005

* Print the name and title of each signing officer under his or her signature.